Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Income Statement [Abstract]
Diluted (in Dollars per share)	$ (0.01)	$ (0.04)	$ 0.08	$ (0.04)
Diluted (in Dollars per share)	16,000,000	16,000,000	16,000,000	16,000,000